SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2012
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

21. SUBSEQUENT EVENTS

        On October 31, 2012, we prepaid $50 million of our Term Loan B.

        On November 2, 2012, we announced our intention to issue approximately $300 million of Senior Notes due 2020. We expect to use the net proceeds from this offering, together with existing cash, to redeem a portion of our existing Senior Notes due 2016. In connection with this offering, we expect to record a loss on early extinguishment of debt of approximately $55 million.